Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Line Items]
Schedule of Summarized the Aging of the Accounts Receivable

The table below summarizes the aging of the accounts receivable as of December 31, 2025 and 2024.

Aging of accounts receivable as of December 31, 2024	Outstanding balance	Subsequent collection(1)
1 to 90 days	$20,975,902	$21,843,401
91 to 180 days	4,951,182	5,081,713
Over 180 days	528,050	243,868
Over one year	924,875	-
Over two years	2,763,678	-
Total	$30,143,687	$27,168,982

Aging of accounts receivable as of December 31, 2025	Outstanding balance	Subsequent collection(1)
1 to 90 days	$13,895,165	$4,452,606
91 to 180 days	6,817,087	5,635,352
Over 180 days	1,752,030	1,427,653
Over one year	141,171	-
Over two years	2,864,127	-
Total	$25,469,580	$11,515,611

(1)	the Company reviewed the subsequent collection until March 31, 2026.

Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Buildings	20-40 years
Machinery and equipment	10 years
Office equipment	5 years
Motor vehicles	5 years
Molds	5 years

Schedule of Assets and liabilities are Translated at the Exchange Rates as of Balance Sheet Date

Assets and liabilities are translated at the exchange rates as of balance sheet date. Income and expenditures are translated at the average exchange rate of the reporting period, which rates are obtained from the website: http://www.oanda.com.

	December 31,	December 31,
	2025	2024
Period end RMB : USD exchange rate	6.9949	7.2975
Average RMB : USD exchange rate	7.1867	7.1862